STOCK-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION PLANS
STOCK-BASED COMPENSATION PLANS

(a)    Stock-based compensation expense:

	2019	2018	2017

Cost of goods sold	$167	$491	$461
Sales and marketing	3,750	2,784	2,503
Research and development	2,752	2,274	2,038
Administration	6,261	7,511	5,339
	$12,930	$13,060	$10,341

Stock option plan	2,890	3,350	3,297
Restricted stock plan	10,040	9,710	7,044
	$12,930	$13,060	$10,341

(b)    Stock option plan

Under the terms of our Stock Option Plan (the “Plan”), our Board of Directors may grant options to employees, officers and directors. The maximum number of shares issuable pursuant to the Plan is the lesser of 8.1% of the number of issued and outstanding common shares from time to time or 7,000,000 common shares.  In addition, the maximum number of shares issuable pursuant to the Plan, together with any shares issuable pursuant to other security-based compensation arrangements, shall not exceed 8.1% of the number of issued and outstanding common shares from time to time. Based on the number of shares outstanding as at December 31, 2019, stock options exercisable into 1,064,026 common shares are available for future allocation under the Plan.

The Plan provides that the exercise price of an option will be determined on the date of grant and will not be less than the closing market price of our stock at that date. Options generally vest over four years, with the first 25% vesting at the first anniversary date of the grant and the balance vesting in equal amounts at the end of each month thereafter.  We determine the expiry date of each option at the time it is granted, which cannot be more than five years after the date of the grant.
The fair value of share options was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	2019	2018	2017
Risk-free interest rate	2.03%	2.22%	1.37%
Annual dividends per share	Nil	Nil	Nil
Expected stock price volatility	54%	55%	55%
Expected option life (in years)	4.0	4.0	4.0
Average fair value of options granted (in dollars)	$5.38	$7.02	$11.09

There is no dividend yield because we do not pay, and do not plan to pay, cash dividends on our common shares.  The expected stock price volatility is based on the historical volatility of our average monthly stock closing prices over a period equal to the expected life of each option grant.  The risk-free interest rate is based on yields from risk-free instruments with a term equal to the expected term of the options being valued.  The expected life of options represents the period of time that the options are expected to be outstanding based on historical data of option holder exercise and termination behavior. Forfeitures are accounted for in compensation expense as they occur.

The following table presents stock option activity for the years ended December 31:

	Number of	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	Options	Cdn.$	U.S.$	In Years	U.S.$
Outstanding, December 31, 2016	1,315,623	19.65	14.61	2.9	4,687
Granted	685,936	32.16	25.58
Exercised	(500,184)	14.91	11.86		6,997
Forfeited	(37,894)	24.58	19.55
Outstanding, December 31, 2017	1,463,481	26.38	20.98	3.2	4,788
Granted	343,173	21.47	15.75
Exercised	(221,262)	16.10	11.81		1,222
Forfeited	(207,044)	34.24	25.10
Outstanding, December 31, 2018	1,378,348	26.79	19.64	2.8	822
Granted	462,937	16.07	12.34
Exercised	(47,231)	13.58	10.43		80
Forfeited	(205,911)	26.45	20.31
Outstanding, December 31, 2019	1,588,143	23.62	18.14	2.6	30

The intrinsic value of outstanding and exercisable stock options is calculated as the quoted market price of the stock at the balance sheet date, or date of exercise, less the exercise price of the option. For the year ended December 31, 2019, the aggregate intrinsic value of stock options exercised was $80 (2018 - $1,222).

The following table summarizes the stock options outstanding and exercisable at December 31, 2019:

	Options Outstanding				Options Exercisable
Range of	Number of	Weighted Average Remaining Option Life	Weighted Average Exercise Price		Number of Options	Weighted Average Exercise Price
Exercise Prices	Options	(years)	Cdn.$	U.S.$	Exercisable	Cdn.$	U.S.$
$8.46 - $12.21 U.S. $11.01 - $15.90 Cdn	278,373	1.9	13.79	10.59	201,595	13.98	10.74
$12.22 - $13.02 U.S. $15.91 - $16.95 Cdn	356,236	4.1	16.45	12.64	—	—	—
$13.03 - $16.37 U.S. $16.96 - $21.31 Cdn	319,452	3.2	20.50	15.75	139,133	20.70	15.90
$16.38 - $25.23 U.S. $21.32 - $32.85 Cdn	232,072	2.1	30.56	23.48	163,836	30.46	23.40
$25.24 - $32.29 U.S. $32.86 - $42.03 Cdn	402,010	1.5	35.24	27.07	319,509	35.85	27.54
	1,588,143	2.6	23.62	18.14	824,073	26.87	20.64

The options outstanding at December 31, 2019 expire between March 3, 2020 and November 8, 2024.

As at December 31, 2019, the unrecognized stock-based compensation cost related to the non-vested stock options was $4,548 (2018 — $5,451; 2017 — $7,879), which is expected to be recognized over a weighted average period of 2.6 years (2018 — 2.3 years; 2017 — 2.8 years).

(c)     Restricted share plans

We have two market based restricted share unit plans: one for U.S. employees and one for all non-U.S. employees, and a treasury based restricted share unit plan (collectively, the “RSPs”).  The RSPs support our growth and profitability objectives by providing long-term incentives to certain executives and other key employees and also encourage our objective of employee share ownership through the granting of restricted share units (“RSUs”).  There is no exercise price or monetary payment required from the employees upon the grant of an RSU or upon the subsequent delivery of our common shares (or, in certain jurisdictions, cash in lieu at the option of the Company) to settle vested RSUs.  The form and timing of settlement is subject to local laws.

The maximum number of shares issuable pursuant to outstanding awards under the treasury based restricted share unit plan is 3.7% of the number of issued and outstanding shares and the maximum number of shares issuable pursuant to all of our security-based compensation arrangements is 8.1% of the number of issued and outstanding shares. Based on the number of shares outstanding as at December 31, 2019, 282,733 share units are available for future allocation under the treasury based restricted share unit plan. With respect to the two market based RSPs, independent trustees purchase Sierra Wireless common shares over the facilities of the Toronto Stock Exchange ("TSX") and Nasdaq, which are used to settle vested RSUs.  The existing trust funds are variable interest entities and are included in these consolidated financial statements as treasury shares held for RSU distribution.

In January 2018, the Board of Directors approved a proposal to include a performance-based component to certain grants of units under our RSPs ("PSUs"). The current outstanding PSUs (market condition) have a performance-based three year cliff-vesting criteria measured against a benchmark index. The fair value of the PSUs at date of grant are determined using the Monte Carlo simulation model.

In February 2019, the Board of Directors approved the issuance of PSUs that are measured against an internal performance benchmark based on achieving service revenue targets or cost savings initiatives as well as PSUs measured against a benchmark index. The fair value of the PSUs (performance condition) that are measured against an internal performance benchmark based on achieving service revenue targets or cost savings initiatives is the Company's stock price on the date of grant. The fair value of the PSUs that are measured against a benchmark index at date of grant is determined using the Monte Carlo simulation model. These outstanding PSUs have a performance-based three year cliff-vesting criteria measured against a benchmark index, service revenue or cost savings targets and the associated performance conditions are probable of being achieved.

Generally, non-performance based RSUs vest over three years, in equal one-third amounts on each anniversary date of the grant and some cliff vest in one year. RSU grants to employees who are resident in France for French tax purposes will not vest before the second anniversary from the date of grant, and any shares issued are subject to an additional two year tax hold period.

The intrinsic value of outstanding RSUs is calculated as the quoted market price of the stock at the balance sheet date, or date of vesting.

The following table summarizes the RSU activity for the years ended December 31:

	Number of	Weighted Average Grant Date Fair Value		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	RSUs	Cdn.$	U.S.$	In years	U.S.$
Outstanding, December 31, 2016	745,974	22.59	16.81	2.1	11,689
Granted	454,685	32.02	25.47
Vested / settled	(284,888)	22.86	18.18		6,098
Forfeited	(39,030)	21.10	16.77
Outstanding, December 31, 2017	876,741	26.80	21.31	2.1	17,919
Granted	754,452	23.78	17.44
Vested / settled	(520,660)	25.69	18.84		8,876
Forfeited	(64,258)	25.73	18.86
Outstanding, December 31, 2018	1,046,275	26.23	19.24	2.6	13,289
Granted	1,222,131	16.20	12.44
Vested / settled	(333,865)	23.71	18.22		4,607
Forfeited	(118,782)	19.80	15.20
Outstanding, December 31, 2019	1,815,759	20.08	15.42	2.3	17,310
Outstanding – vested and not settled	165,409
Outstanding – unvested	1,650,350
Outstanding, December 31, 2019	1,815,759

As at December 31, 2019, the total remaining unrecognized compensation cost associated with the RSUs totaled $14,871 (2018 — $11,530; 2017 — $9,346), which is expected to be recognized over a weighted average period of 1.9 years (2018 — 1.9 years; 2017 — 1.6 years).